Expense Example - StrategicAdvisersLargeCapFund-PRO - StrategicAdvisersLargeCapFund-PRO - Strategic Advisers Large Cap Fund - Strategic Advisers Large Cap Fund	Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 25
3 years	96
5 years	214
10 years	$ 557